           As Filed with the Securities and Exchange Commission on June 13, 2008


                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __


                       [X] Post-Effective Amendment No. 99


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              [X] Amendment No. 101


                                   ASTON FUNDS
                        FORMERLY KNOWN AS ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 268-1400

                                   ----------

                         KENNETH C. ANDERSON, PRESIDENT
                                   ASTON FUNDS
                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                                VEDDER PRICE P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                   ----------

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b); or


     [X]  On June 16, 2008 pursuant to paragraph (b); or



     [ ]  60 days after filing pursuant to paragraph (a)(1); or


     [ ]  On ____________ pursuant to paragraph (a)(1); or

     [ ]  75 days after filing pursuant to paragraph (a)(2); or

     [ ]  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                   [Aston Asset Management Logo]

Aston Funds
Class N Shares
Prospectus


JUNE 16, 2008


ASTON/NEPTUNE INTERNATIONAL FUND

     A diversified, actively managed fund family with a process-driven approach to investing.

NOT FDIC INSURED.  NO BANK GUARANTEE.  MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)

                                                                   TICKER SYMBOL





INTERNATIONAL FUND
Aston/Neptune International Fund                                           ANINX

(ASTON FUNDS LOGO)

Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/Neptune International Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
ASTON FUNDS                                                                   3
FUND SUMMARY
ASTON/NEPTUNE INTERNATIONAL FUND                                              4
   Investment Objective, Principal Investment Strategies and Risks
   Fund Performance
FUND EXPENSES                                                                 6
ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES                        7
PORTFOLIO HOLDINGS                                                            9
INVESTMENT TERMS                                                             10
MANAGEMENT OF THE FUND                                                       11
   The Investment Adviser                                                    11
   The Subadviser                                                            11
   Portfolio Manager                                                         11
SHAREHOLDER INFORMATION                                                      12
   Opening an Account:  Buying Shares                                        12
   Exchanging Shares                                                         14
   Selling/Redeeming Shares                                                  15
   Transaction Policies                                                      18
   Account Policies and Dividends                                            20
   Additional Investor Services                                              21
   Distribution Plan/12b-1 Fee                                               22
   Portfolio Transactions and Brokerage Commissions                          22
DIVIDENDS, DISTRIBUTIONS AND TAXES                                           23
FINANCIAL HIGHLIGHTS                                                         24
GENERAL INFORMATION                                                          25

ASTON FUNDS

Aston Funds (the "Trust") is a no-load, open-end management investment company that currently offers 34 separate investment portfolios, including equity, balanced, global/international, fixed income and money market funds. Class N shares of the Aston/Neptune International Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.

INTERNATIONAL FUNDS

International funds invest principally in stocks and other securities issued by foreign companies throughout the world. International funds invest in foreign securities that are subject to currency, regulatory, information and political risks.

WHO MAY WANT TO INVEST IN INTERNATIONAL FUNDS

International funds may be appropriate if you:

-    have a long-term investment goal

-    seek growth of capital

- seek to diversify domestic investments with investments in foreign securities

International funds may not be appropriate if you want:

-    a stable share price

-    a high level of current income

-    a short-term investment

-    a conservative investment approach

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-    the value of fund shares will fluctuate

-    you could lose money

-    you cannot be certain that a fund will achieve its investment objective

ASTON/NEPTUNE INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia and the Far East ("EAFE"), but may invest in securities of issuers in any country.

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process. Under normal circumstances, the Fund will invest in at least five countries outside of the United States.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

-    strong competitive position

-    market leader in industry with strong growth prospects

-    potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks.




PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

EMERGING MARKET RISK: In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

- economic structures that are less diverse and mature than developed countries

-    less stable political systems and less developed legal systems

-    national policies that may restrict foreign investment

-    wide fluctuations in the value of investments

-    smaller securities markets making investments less liquid

-    special custody arrangements

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar; the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources, and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE


Class I shares of the Fund commenced operations on August 6, 2007 and do not have a full calendar year of operations. Performance information for Class I shares of the Fund is included in the Fund's annual and semi-annual report.

FUND EXPENSES

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class N shares of the Fund, you do not incur any sales loads or exchange fees. A REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information" Section for more details.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                             ACQUIRED      TOTAL                 NET
                                   MANAGEMENT   DISTRIBUTION     OTHER      FUND FEES     EXPENSE     FEE      EXPENSE
FUND                                  FEES      (12B-1) FEES   EXPENSES    AND EXPENSES    RATIO    WAIVERS     RATIO
--------------------------------   ----------   ------------   --------   -------------   -------   -------   --------
Aston/Neptune International Fund      1.00%         0.25%       1.39%(a)        --          2.64%    (1.37)%   1.27%(b)

(a)  Other expenses are estimated for the current fiscal year.


(b) Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through June 30, 2009 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on August 6, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


FUND (Class N)                     1 YEAR   3 YEARS
--------------------------------   ------   -------
Aston/Neptune International Fund    $129      $690

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

ADRS/EDRS/GDRS

The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY

There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES

The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

FOREIGN SECURITIES

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES

The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

INVESTMENT TERMS

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI EAFE AND EMERGING MARKETS INDEX. The Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East and Emerging Markets Index, is designed to measure market performance in the global developed and emerging markets excluding the U.S. and Canada.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI. Aston was formed in April 2006 and as of March 31, 2008 Aston had approximately $4.7 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers.

Aston intends to manage the Fund by engaging Neptune Investment Management Limited ("Neptune" or "Subadviser") as Subadviser to manage the Fund's investments.

Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL


As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee of 1.00% based on the average daily net assets from the Fund.


The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement is available in the shareholder report dated October 31, 2007.

THE SUBADVISER

The accompanying information highlights the Fund's Subadviser and its portfolio manager.


Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB, was founded in May 2002. Robin Geffen is the majority shareholder of the firm. As of March 31, 2008, Neptune managed approximately $4.9 billion in assets under management, including $10.8 million of assets under management in the Fund. Except for the Fund, Neptune had not previously managed U.S. mutual funds.


PORTFOLIO MANAGER

Robin Geffen has served as Portfolio Manager since the Fund's inception. Mr. Geffen has also served as Managing Director and Chief Investment Officer of Neptune since the firm's inception in May 2002. Prior to launching Neptune, Mr. Geffen was the CIO and most recently Global CIO-Pensions at Orbitex, managing a number of funds. Mr. Geffen, a graduate of Keble College, Oxford, began his investment career in 1979.

Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund is available in the SAI.

SHAREHOLDER INFORMATION

OPENING AN ACCOUNT

-    Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:

     -    Regular accounts: $2,500

     -    Individual Retirement Accounts (IRAs): $500

     -    Education Savings Accounts: $500

     - Uniform Gifts to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500

- The minimum initial investment requirement may be waived for Trustees of the Trust and employees of Aston and its affiliates, as well as their spouses. The Trust reserves the right to waive a Fund's minimum initial investment requirement for any reason.

- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.

-    Make your initial investment using the following table as a guideline.

- All account openings and subsequent transaction requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-    The account number and Fund name are included.

-    The amount of the transaction is specified in dollars or shares.

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-    Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.

BUYING SHARES                    TO OPEN AN ACCOUNT             TO ADD TO AN ACCOUNT ($50 MINIMUM)
--------------------   -------------------------------------   -----------------------------------
THROUGH YOUR           -    Your financial representative is   -    Your financial representative
FINANCIAL                   responsible for transmitting the        is responsible for
REPRESENTATIVE              order promptly.                         transmitting the order
                                                                    promptly.

BY MAIL                -    Complete and sign your             -    Return the investment slip
                            application.                            from a statement with your
ASTON FUNDS                                                         check in the envelope provided
P.O. BOX 9765          -    Make your check payable to Aston        and mail to us at the address
PROVIDENCE, RI 02940        Funds and mail to us at the             at the left.
                            address at the left.
OR                                                             -    We accept checks, bank drafts,
                       -    We accept checks, bank drafts           money orders, wires and ACH
                            and money orders for purchases.         for purchases (see "Other
                            Checks must be drawn on U.S.            Features" as described later
                            banks to avoid any fees or              in this "Shareholder
                            delays in processing.                   Information" Section). Checks
                                                                    must be drawn on U.S. banks.
                                                                    There is a minimum $20 charge
                                                                    for returned checks.

OVERNIGHT DELIVERY     -    We do not accept travelers, temporary,     -    Give the following wire/ACH information
                            post-dated, credit card courtesy, second        to your bank:
ASTON FUNDS                 or third party checks (which are checks         Mellon Trust of New England
101 SABIN STREET            made payable to someone other than the          ABA #01-10-01234
PAWTUCKET, RI 02860         Fund, including you).                           For: Aston Funds
                                                                            A/C 140414
                                                                            FBO "Aston Fund Number"
                                                                            "Your Account Number"

                                                                       -    Include your name, account number, tax
                                                                            payer identification number or social
                                                                            security number, address and the Fund(s)
                                                                            you wish to purchase in the wiring
                                                                            instructions.

                                                                       -    We do not accept travelers, temporary,
                                                                            post-dated, credit card courtesy, second
                                                                            or third party checks (which are checks
                                                                            made payable to someone other than the
                                                                            Fund, including you).

                                                                       -    For your protection, our current
                                                                            Internet capabilities allow you to check
                                                                            balances and transfer monies only
                                                                            between Aston Funds. Please contact us
                                                                            via mail with a signed letter of
                                                                            instruction for all other changes to
                                                                            your account.

BY PHONE               -    Obtain the Fund and account number by      -    Verify that your bank or credit union is
                            calling Aston Funds at the number at the        a member of the ACH.
800 992-8151                left.
                                                                       -    To place your request with an Investor
                       -    Instruct your bank (who may charge a            Services Associate, call between 9 a.m.
                            fee) to wire or ACH the amount of your          and 7 p.m. ET, Monday - Friday.
                            investment.
                                                                       -    You should complete the "Bank Account
                       -    Give the following wire/ACH information         Information" section on your account
                            to your bank:                                   application.
                            Mellon Trust of New England
                            ABA #01-10-01234                           -    When you are ready to add to your
                            For: Aston Funds                                account, call Aston Funds and tell the
                            A/C 140414                                      representative the Fund name, account
                            FBO "Aston Fund Number"                         number, the name(s) in which the account
                            "Your Account Number"                           is registered and the amount of your
                                                                            investment.
                       -    Return your completed and signed
                            application to: Aston Funds                -    Instruct your bank (who may charge a
                            P.O. Box 9765                                   fee) to wire or ACH the amount of your
                            Providence, RI 02940                            investment.

                                                                       -    Give the following wire/ACH information
                                                                            to your bank:
                                                                            Mellon Trust of New England
                                                                            ABA #01-10-01234
                                                                            For: Aston Funds
                                                                            A/C 140414
                                                                            FBO "Aston Fund Number"
                                                                            "Your Account Number"

                                                                       -    Include your name, account number,
                                                                            taxpayer identification number or social
                                                                            security number, address and the Fund(s)
                                                                            you wish to purchase in the wire
                                                                            instructions.

BY INTERNET            -    Download the appropriate account           -    Verify that your bank or credit union is
                            application(s) from our Web site.               a member of the ACH.
WWW.ASTONFUNDS.COM
                       -    Complete and sign the application(s).      -    Complete the "Purchase, Exchange and
                            Make your check payable to Aston Funds          Redemption Authorization" section of
                            and mail it to the address under "By            your account application.
                            Mail" above.
                                                                       -    Self-register for online account access
                                                                            at www.astonfunds.com. Your social
                                                                            security number or employer
                                                                            identification number, account number
                                                                            and other security validating
                                                                            information will be required for
                                                                            registration.

                                                                       -    When you are ready to add to your
                                                                            account, access your account through
                                                                            Aston Funds' Web site and enter your
                                                                            purchase instructions in the highly
                                                                            secure area for shareholders only called
                                                                            "Account Access." ACH purchases on the
                                                                            Internet may take 3 or 4 business days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order".

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES         DESIGNED FOR...                                 TO SELL SOME OR ALL OF YOUR SHARES...
--------------         ---------------------------------------------   ---------------------------------------------
THROUGH YOUR           -    Accounts of any type                       -    Your financial representative is
FINANCIAL                                                                   responsible for transmitting the order
REPRESENTATIVE                                                              promptly.

BY MAIL                -    Accounts of any type                       -    Write and sign a letter of instruction
                                                                            indicating the Fund name, Fund number,
ASTON FUNDS            -    Sales or redemptions of any size (For           your account number, the name(s) in
P.O. BOX 9765               redemptions over $50,000, please see            which the account is registered and the
PROVIDENCE, RI 02940        Medallion Signature Guarantee later in          dollar value or number of shares you
                            this "Shareholder Information" Section)         wish to sell.
OR
                                                                       -    Include all signatures and any
OVERNIGHT DELIVERY                                                          additional documents that may be
                                                                            required. (See "Selling Shares in
ASTON FUNDS                                                                 Writing" later in this "Shareholder
101 SABIN STREET                                                            Information" Section). Signatures must
PAWTUCKET, RI 02860                                                         be in original form, as photocopies are
                                                                            not accepted.

                                                                       -    Mail to us at the address at the left.

                                                                       -    A check will be mailed to the name(s)
                                                                            and address in which the account is
                                                                            registered. If you would like the check
                                                                            mailed to a different address, you must
                                                                            write a letter of instruction and have
                                                                            it Medallion Signature Guaranteed.

                                                                       -    Proceeds may also be sent by wire or ACH
                                                                            (see "Other Features" later in this
                                                                            "Shareholder Information" Section).

BY PHONE               -    Non-retirement accounts                    -    For automated service 24 hours a day
                                                                            using your touch-tone phone, call 800
800 992-8151           -    Sales of up to $50,000 (for accounts            992-8151.
                            with telephone account privileges)
                                                                       -    To place your request with an Investor
                                                                            Services Associate, call between 9 a.m.
                                                                            and 7 p.m. ET, Monday - Friday.

                                                                       -    A check will be mailed to the name(s)
                                                                            and address in which the account is
                                                                            registered. If you would like the check
                                                                            mailed to a different address, you must
                                                                            write a letter of instruction and have
                                                                            it Medallion Signature Guaranteed.

                                                                       -    Proceeds may also be sent by wire or ACH
                                                                            (see "Other Features" later in this
                                                                            "Shareholder Information" Section).

                                                                       -    The Fund reserves the right to refuse
                                                                            any telephone sales request and may
                                                                            modify the

                                                                            procedures at any time. The Fund makes
                                                                            reasonable attempts to verify that
                                                                            telephone instructions are genuine, but
                                                                            you are responsible for any loss that
                                                                            you may bear from telephone requests.

BY INTERNET            -    Non-retirement accounts                    -    Complete the "Purchase, Exchange and
                                                                            Redemption Authorization" section of
WWW.ASTONFUNDS.COM                                                          your account application.

                                                                       -    Self-register for online account access
                                                                            at www.astonfunds.com. Your social
                                                                            security number or employer
                                                                            identification number, account number
                                                                            and other security validating
                                                                            information will be required for
                                                                            registration.

                                                                       -    When you are ready to redeem a portion
                                                                            of your account, access your account
                                                                            through Aston Funds' Web site and enter
                                                                            your redemption instructions in the
                                                                            highly secure area for shareholders only
                                                                            called "Account Access." A check for the
                                                                            proceeds will be mailed to you at your
                                                                            address of record.

                                                                       -    Proceeds may also be sent by wire or ACH
                                                                            (see "Other Features" later in this
                                                                            "Shareholder Information" Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-    your address of record has changed within the past 30 days

-    you are selling more than $50,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)

SELLER                                REQUIREMENTS FOR WRITTEN REQUESTS
------                                ------------------------------------------------------------
Owners of individual, joint, sole     -    Letter of instruction
proprietorship, UGMA/UTMA, or
general partner accounts              -    On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the
                                           account is registered, must be in original form, as
                                           photocopies are not accepted

                                      -    MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Owners of corporate or association    -    Letter of instruction
accounts
                                      -    Corporate resolution certified within the past 12
                                           months

                                      -    On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the
                                           account is registered, must be in original form, as
                                           photocopies are not accepted

                                      -    MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Owners or trustees of trust           -    Letter of instruction
accounts
                                      -    On the letter, the signature of the trustee(s) must be
                                           in original form, as photocopies are not accepted

                                      -    If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within
                                           the past 12 months

                                      -    MEDALLION SIGNATURE GUARANTEE, if applicable (see
                                           below)

Joint tenancy shareholders whose      -    Letter of instruction signed by the surviving tenant
co-tenants are deceased                    must be in original form, as photocopies are not
                                           accepted

                                      -    Certified copy of death certificate

                                      -    MEDALLION SIGNATURE GUARANTEE, if applicable (see
                                           below)

Executors of shareholder estates      -    Letter of instruction signed by executor must be in
                                           original form, as photocopies are not accepted

                                      -    Certified copy of order appointing executor

                                      -    MEDALLION SIGNATURE GUARANTEE, if applicable (see
                                           below)

Administrators, conservators,         -    Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above        -    MEDALLION SIGNATURE GUARANTEE, if applicable (see
                                           below)

IRA accounts                          -    IRA distribution request form completed and signed.
                                           Call 800 992-8151 for a form, or download a form from
                                           our Web site, www.astonfunds.com

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

- For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem its shares.

EXECUTION OF REQUESTS

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;

-    suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

-    change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING

The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

- The Fund has adopted a redemption fee of 2.00% for shares held less than 90 calendar days;

- The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-    The Fund reserves the right to:

     - Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;

     - Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;

     - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

     - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and are dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES

The Fund assesses a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Fund will notify intermediaries, such as broker-dealers or plan administrators, of the Fund's policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Fund. There is no assurance that the Fund's redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; redemption of shares through an Automatic Investment Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Fund to impose a redemption fee (as discussed above); and circumstances where the Fund's Administrator believes it to be in the best interest of the Fund and in accordance with the Fund's policies and procedures to waive the redemption fee on behalf of the Fund.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

-    after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS

The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS

The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.

UNCASHED CHECKS

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Trust to remit uncashed checks to the appropriate state after a specific period of time.

DIVIDEND REINVESTMENTS

Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE

The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

-    you must have at least $50,000 in your account;

-    determine the schedule: monthly, quarterly, semi-annually or annually;

-    call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS

Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets.

The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Funds for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston Fund or group of funds over another fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund pays dividends and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Certain tax considerations may apply to your investment in the Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investment in the Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES

For federal income tax purposes:

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code, with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to dividend paying stock. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2010. Dividends received by the Fund from certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

- Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with capital losses.

- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If the Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction depending on your particular circumstances, and provided you meet certain holding period and other requirements.

FINANCIAL HIGHLIGHTS

The Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

GENERAL INFORMATION

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION


The SAI, which is incorporated into this prospectus by reference and dated June 16, 2008, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address: Aston Funds
         P.O. Box 9765
         Providence, RI 02940

Phone:   Shareholder Services & Fund
         Literature - 800 992-8151

         Investment Advisor
         Services - 800 597-9704

Web site: www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

[Aston Asset Management Logo]




Aston Funds
P.O. Box 9765
Providence, RI 02940



















                                                                    AST-N-NEP-08

(ASTON FUNDS LOGO)

                                   ASTON FUNDS

                                 CLASS N SHARES
                        Aston/Neptune International Fund

                                  (the "Fund")

                       STATEMENT OF ADDITIONAL INFORMATION


                                  JUNE 16, 2008



     This statement of additional information dated June 16, 2008 ("SAI") provides supplementary information pertaining to shares representing interests in Class N shares of the Aston/Neptune International Fund, one of thirty-four available investment portfolios of Aston Funds (the "Trust").



     This SAI is not a prospectus and should be read only in conjunction with the Fund's current prospectus dated June 16, 2008, as amended or supplemented from time to time. No investment in the Fund should be made without first reading its prospectus.


     The SAI is incorporated by reference into the prospectus.

     You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the prospectus or SAI.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE FUND .................................................................     1
INVESTMENT OBJECTIVE, STRATEGIES AND RISK CONSIDERATIONS .................     1
INVESTMENT RESTRICTIONS ..................................................    18
NON-FUNDAMENTAL INVESTMENT POLICIES ......................................    19
TRUSTEES AND OFFICERS OF THE TRUST .......................................    20
PROXY VOTING POLICIES AND PROCEDURES .....................................    23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ......................    24
INVESTMENT ADVISORY AND OTHER SERVICES ...................................    24
   The Investment Adviser ................................................    24
   The Subadviser ........................................................    26
   The Administrator .....................................................    27
   The Subadministrator ..................................................    28
   Subadministration Fees ................................................    28
   The Underwriter .......................................................    29
   The Distribution Plan .................................................    29
   Redemption Fees .......................................................    30
   Custodian .............................................................    30
   Transfer Agent and Dividend Paying Agent ..............................    30
   Counsel and Independent Registered Public Accounting Firm .............    30
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS .........................    30
DISCLOSURE OF PORTFOLIO HOLDINGS .........................................    32
DESCRIPTION OF SHARES ....................................................    33
NET ASSET VALUE ..........................................................    35
REDEMPTIONS-IN-KIND ......................................................    36
DIVIDENDS ................................................................    36
FEDERAL INCOME TAXES .....................................................    37
PERFORMANCE INFORMATION ..................................................    42
FINANCIAL STATEMENTS .....................................................    42
OTHER INFORMATION ........................................................    42
APPENDIX A ...............................................................   A-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUND

     Aston Funds (the "Trust"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to December 1, 2006, the Trust was known as "ABN AMRO Funds."

            INVESTMENT OBJECTIVE, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in the prospectus concerning the investment objective, strategies and risks of investing in the Fund. Except as otherwise stated below or in the prospectus, the Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions," are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

     The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs the Fund's policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except that the Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CONVERTIBLE SECURITIES

     Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, the Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund's overall portfolio.

     The Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Fund's prospectus. The Fund will not engage in derivative investments purely for speculative purposes. The Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the investment adviser or subadviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

     Where not specified, investment limitations with respect to the Fund's derivative instruments will be consistent with the Fund's existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which the Fund is permitted to invest include, but are not limited to, forward commitments, forward currency contracts, futures contracts, options, and swap agreements. The respective policies and risks are described in this section. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Fund invests.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes various types of fixed income securities in which the Fund may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

     AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

     CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     POOLED VEHICLES

     The Fund may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Fund will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Many international equity securities in which the Fund may invest will be traded in foreign currencies. The Fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The

Fund may use such investments for hedging purposes only. The Fund will not engage in such investments purely for speculative purposes.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, the Fund will segregate cash or liquid securities at least in an amount equal to its obligation under the contract. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's investment adviser or subadviser. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

     Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to the Fund may limit the extent of the Fund's investment in companies in those countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

     Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit the Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

     Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect the Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, the Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

     The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to the Fund investing in emerging market securities.

     In making investment decisions for the Fund, the subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the subadviser's decisions regarding these risks may not be correct or may prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

     Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. The Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so.

     The Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. The Fund will normally realize a capital gain or loss in connection with these transactions.

     When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Fund will segregate the portfolio securities while the commitment is outstanding. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS

     Futures contracts are generally considered to be derivative securities. The Fund may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in the Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets, on behalf of the Fund. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates.

     At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Some gains derived by the Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gains and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund's position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.


     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


     Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not considered illiquid.

INVESTMENT COMPANY SHARES

     Investments by the Fund in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and, in certain circumstances, SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses. The Fund may rely on SEC orders or rules that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Fund may invest in shares of affiliated and unaffiliated money market funds. To the extent that the Fund is permitted to invest in shares of an Aston Funds money market fund for cash management purposes, the investment adviser waives management fees with respect to Fund assets invested therein.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

     COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

     LOAN PARTICIPATIONS -LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the investment adviser or subadviser, they cannot be sold within seven days.

     VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by the Fund, the subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets the Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

OPTIONS

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. The Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in the Fund's prospectus or in this SAI, the Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund's total assets. The Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by the Fund for such options. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, the Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund's total return. The Fund may lose potential market appreciation if the judgment of its subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     The Fund may use exchange-traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Trust's custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Except as otherwise provided in the Fund's prospectus or in this SAI, the Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, the Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - The Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the investment adviser or subadviser determines is appropriate in pursuing the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - The Fund may invest up to 20% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in the Fund's prospectus or in this SAI, with regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - The Fund may also write put options on a secured basis which means that the Fund will segregate assets with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the investment adviser or subadviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the investment adviser or subadviser. The investment adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price.

RESTRICTED SECURITIES

     The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, pursuant to guidelines adopted by the Trust's Board of Trustees. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not subject to this restriction.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Fund's prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

     The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment adviser or subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     The Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of the Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by the Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, the Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT-TERM TRADING

     Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund's portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed as ordinary income when distributed by the Fund.

TEMPORARY DEFENSIVE POSITIONING

     The investments and strategies described throughout the Fund's prospectus are those the subadviser intends to use under normal conditions. When the subadviser determines that market or other conditions warrant, the Fund may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When the Fund is investing for temporary or defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS

     A Unit Investment Trust ("UIT") is a type of investment company. Investments in UITs are subject to regulations limiting the Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by the Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, the Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                            INVESTMENT RESTRICTIONS

     The investment objective of the Fund and investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

     The Fund may not:

          (1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

          (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

          (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

          (4) As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

          (5) Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund's investment objectives and policies.

          (6) Make investments in securities for the purpose of exercising control.

          (7) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer.

          (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

          (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

          (10) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

          (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

          (12) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

                      NON-FUNDAMENTAL INVESTMENT POLICIES

     The Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in certain investments as described in the Fund's prospectus. Shareholders of the Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                               TERM OF
                               OFFICE(2)                                           NUMBER OF
                              AND LENGTH                                           PORTFOLIOS
      NAME, ADDRESS,              OF                                            IN FUND COMPLEX     OTHER TRUSTEESHIPS/
        AGE(1) AND               TIME            PRINCIPAL OCCUPATION(S)          OVERSEEN BY        DIRECTORSHIPS HELD
  POSITION(S) WITH TRUST       SERVED(1)         DURING PAST FIVE YEARS             TRUSTEE            BY TRUSTEE(3)
---------------------------   ----------   ----------------------------------   ---------------   -----------------------
                                                   DISINTERESTED TRUSTEES

Leonard F. Amari               14 years    Partner at the law offices of               34         Director, Delaware
c/o 120 N. LaSalle Street                  Amari & Locallo, a practice with                       Place Bank; Trustee and
Chicago, IL 60602                          exclusive concentration in real                        President of the Board
Age: 65                                    estate taxation and related areas,                     of Trustees, John
Trustee                                    since 1986; Special Assistant                          Marshall Law School
                                           Attorney General since 1986.

Robert A. Kushner               8 years    Retired. Vice President, Secretary          34         None
c/o 120 N. LaSalle Street                  and General Counsel at Cyclops
Chicago, IL 60602                          Industries, Inc., 1976-1992.
Age: 72
Trustee

Gregory T. Mutz                14 years    CEO of AMLI Residential Properties          34         Director of Alico, Inc.
c/o 120 N. LaSalle Street                  Trust (a Multifamily REIT), a                          (NASDAQ: ALCO)
Chicago, IL 60602                          successor company to AMLI Realty                       (agribusiness); Member
Age: 62                                    Co. since 2004 and a wholly owned                      of Board of Genesis
Trustee                                    subsidiary of PRIME Property Fund,                     Financial Solutions (a
                                           LLC, an institutional real estate                      privately-held company
                                           co-mingled fund managed by Morgan                      based in Portland,
                                           Stanley Real Estate Inc. since                         Oregon providing debt
                                           2006.                                                  recovery, consumer
                                                                                                  lending and credit card
                                                                                                  services); a member of
                                                                                                  the Board of WAN S.A.,
                                                                                                  a residential real
                                                                                                  estate company
                                                                                                  headquartered in
                                                                                                  Warsaw, Poland; a
                                                                                                  member of the Board of
                                                                                                  Suknip International
                                                                                                  Limited, a residential
                                                                                                  real estate company
                                                                                                  headquartered in St.
                                                                                                  Petersburg, Russia.

Robert B. Scherer               8 years    President of The Rockridge Group,           34         Director, Title
c/o 120 N. LaSalle Street                  Ltd (title insurance industry                          Reinsurance Company
Chicago, IL 60602                          consulting services) since 1994.                       (insurance for title
Age: 66                                                                                           agents)
Trustee

Nathan Shapiro                 14 years    President of SF Investments, Inc.           34         Director, Baldwin &
c/o 120 N. LaSalle Street                  (broker/dealer and investment                          Lyons, Inc. (property
Chicago, IL 60602                          banking firm) since 1971.                              and casualty insurance
Age: 72                                                                                           firm)
Trustee

Denis Springer                  8 years    Retired. Senior Vice President and          34         Director, Coleman
c/o 120 N. LaSalle Street                  Chief Financial Officer of                             Cable, Inc.(wire and
Chicago, IL 60602                          Burlington Northern Santa Fe Corp.                     cable manufacturer)
Age: 62                                    (railroad), 1995-1999.                                 (NASDAQ: CCIX)
Trustee

                               TERM OF
                               OFFICE(2)                                           NUMBER OF
                              AND LENGTH                                           PORTFOLIOS
      NAME, ADDRESS,              OF                                            IN FUND COMPLEX     OTHER TRUSTEESHIPS/
        AGE(1) AND               TIME            PRINCIPAL OCCUPATION(S)          OVERSEEN BY        DIRECTORSHIPS HELD
  POSITION(S) WITH TRUST       SERVED(1)         DURING PAST FIVE YEARS             TRUSTEE            BY TRUSTEE(3)
-------------------------     ----------   ----------------------------------   ---------------   -----------------------
                                                 INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA          14 years    Chief Executive Officer, Aston             35          Director, Baldwin &
c/o 120 N. LaSalle Street                  Asset Management LLC, since 2006;                      Lyons, Inc. (property
Chicago, IL 60602                          Vice Chairman of ABN AMRO Asset                        and casualty insurance
Age: 61                                    Management Holdings, Inc.                              firm)
Chairman, Board of Trustees                2003-2006; President and Chief
                                           Executive Officer of ABN AMRO
                                           Asset Management Holdings, Inc.
                                           from 2001-2003; President of
                                           Alleghany Asset Management, Inc.
                                           from 1996-2001 (purchased by ABN
                                           AMRO in February 2001).

                                            OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson            14 years    President, Aston Asset Management         N/A                    N/A
c/o 120 N. LaSalle Street                  LLC, since 2006; President and
Chicago, IL 60602                          Chief Executive Officer of ABN
Age: 44                                    AMRO Investment Fund Services,
President (Chief Executive                 Inc. (formerly known as Alleghany
Officer)                                   Investment Services, Inc.)
                                           1995-2006; Executive Vice
                                           President of ABN AMRO Asset
                                           Management (USA) LLC 2001-2005;
                                           Director, ABN AMRO Trust Services
                                           Company 2001-2005; Director, TAMRO
                                           Capital Partners, LLC and Veredus
                                           Asset Management LLC 2001-2006;
                                           Officer of the Trust since 1993;
                                           CPA.

Gerald F. Dillenburg           11 years    Chief Compliance Officer and Chief        N/A                    N/A
c/o 120 N. LaSalle Street                  Financial Officer, Aston Asset
Chicago, IL 60602                          Management LLC, since 2006; Senior
Age: 41                                    Managing Director ("SMD") of ABN
Senior Vice President,                     AMRO Investment Fund Services,
Secretary and Treasurer                    Inc. (formerly known as Alleghany
(Chief Financial Officer,                  Investment Services, Inc.)
Chief Operating Officer                    1996-2006; SMD of ABN AMRO Asset
and Chief Compliance                       Management Holdings, Inc. and ABN
Officer)                                   AMRO Asset Management, Inc.
                                           (formerly known as Chicago Capital
                                           Management, Inc.) 2001-2006;
                                           Operations manager and compliance
                                           officer of ABN AMRO mutual funds
                                           1996-2006; CPA.

William Long                    6 years    Vice President of Montag &                N/A                    N/A
c/o 120 N. LaSalle Street                  Caldwell, Inc. since 2000; former
Chicago, IL 60602                          Vice President and Director of
Age: 47                                    Sales for First Capital Group,
Vice President                             First Union National Bank,
                                           1996-2000.


----------

(1)  As of June 16, 2008.


(2) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(3) Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and the trust was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance Trust, a new trust whose registration statement is not effective and was not operational as of the date of this SAI.

(4) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset Management LLC, which act as the Fund's investment adviser and prior relationships with ABN AMRO Asset Management, Inc.

     The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2007.

     The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2007.

     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Fund as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2007.

     Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee as of December 31, 2007.

                                                                         AGGREGATE DOLLAR RANGE OF
                                                                         EQUITY SECURITIES IN ALL
                                                                           REGISTERED INVESTMENT
                                                                           COMPANIES OVERSEEN BY
                                                                           TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE      DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND     INVESTMENT COMPANIES
----------------------   ---------------------------------------------   -------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari                             None                              Over $100,000
Robert Kushner                               None                              Over $100,000
Gregory T. Mutz                              None                              Over $100,000
Robert B. Scherer                            None                              Over $100,000
Nathan Shapiro                               None                              Over $100,000
Denis Springer                               None                              Over $100,000
INTERESTED TRUSTEE
Stuart D. Bilton                         Over $100,000                         Over $100,000

REMUNERATION

     The Trustees of the Trust who are not affiliated with the investment advisers or subadvisers of any series of the Trust receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment advisers or subadvisers of any series of the Trust receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, subadvisers of any series of the Trust or their affiliates receives any compensation from the Fund for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices, except that the Fund compensates the Administrator for providing an officer to serve as the Fund's Chief Compliance Officer.

     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2007. There were no 'compensated persons' who received more than $120,000 in aggregate compensation from the Trust for the same period.

                          AGGREGATE        PENSION OR
                         COMPENSATION      RETIREMENT                             TOTAL
                           RECEIVED     BENEFITS ACCRUED   ESTIMATED ANNUAL    COMPENSATION
                           FROM THE     (AS PART OF FUND     BENEFITS UPON    FROM TRUST AND
       TRUSTEE              TRUST*         EXPENSES)          RETIREMENT       FUND COMPLEX
----------------------   ------------   ----------------   ----------------   --------------
DISINTERESTED TRUSTEES
Leonard F. Amari            $62,000           N/A                 N/A             $62,000
Robert A. Kushner            59,500           N/A                 N/A              59,500
Gregory T. Mutz              79,500           N/A                 N/A              79,500
Robert B. Scherer            69,500           N/A                 N/A              69,500
Nathan Shapiro               54,500           N/A                 N/A              54,500
Denis Springer               59,500           N/A                 N/A              59,500
INTERESTED TRUSTEE
Stuart D. Bilton                N/A           N/A                 N/A                 N/A


* Includes a special meeting fee of $5,000 per Disinterested Trustee paid in connection with a change in control of ABN AMRO Asset Management, Inc. Such amounts were not paid by the Trust.



     As of May 29, 2008, the Trustees and Officers did not own any of the Fund's Class N shares. As of May 29, 2008, the Trustees and Officers as a group owned 3.4651% of the Class I shares of the Fund.


CODE OF ETHICS

     The Trust and the Fund's investment adviser, subadviser and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Fund.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust has delegated the voting of portfolio securities to the Fund's subadviser on behalf of the Fund. The subadviser has adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund's shareholders and those of the Fund's subadviser. Proxy Voting Policies and Procedures are included under Appendix A.

     Information regarding how the Fund voted proxies related to portfolio securities held by the Fund during the most recent 12-month period ended June 30 will be available without charge on the Trust's Web site at www.astonfunds.com and on the SEC's Web site at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Listed below are the names and addresses of those shareholders who, as of May 29, 2008, owned of record or beneficially 5% or more of the shares of the Fund. Shareholders who have the power to vote a large percentage of shares (at least 25%) of the Fund can control the Fund and determine the outcome of a shareholder meeting.


                        ASTON/NEPTUNE INTERNATIONAL FUND


SHAREHOLDER NAME AND ADDRESS           CLASS   SHARES OWNED    PERCENT OF CLASS (%)
-------------------------------------  -----   -------------   --------------------
Post & Co
c/o The Bank of New York Mutual Funds   I      1,125,730.162        84.9955%
PO Box 1066 Wall St. Station
New York, NY

State Street Nominees Ltd.              I        151,389.671        11.4303%
Designation 29J3
525 Ferry Rd
Edinburgh, Scotland EH5 2AW


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     As described in the prospectus, the Trust employs Aston Asset Management LLC (the "Investment Adviser" or "Aston") to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under the Investment Advisory Agreement dated July 20, 2007. Aston has engaged a subadviser to manage the day-to-day operations of the Fund.


     Aston, a majority owned subsidiary of Highbury Financial Inc. ("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates as part of an asset purchase agreement dated April 20, 2006 (the "Strategic Transaction"). Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of March 31, 2008, Aston had approximately $4.7 billion in assets under management.


     Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury's registration statement for its initial public offering of common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. Prior to the closing of the Strategic Transaction on November 30, 2006, Highbury had not engaged in any operations except for organizational and offering activities and its principals have not previously owned or operated a mutual fund or investment advisory business. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.

     Under the Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust's officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective prospectus and SAI.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Fund, through June 30, 2009, to limit the Fund's Class N share total operating expenses to an annual rate of 1.27% of the Fund's average daily net assets. In addition, the Fund has agreed that during any of the first three years subsequent to the Fund's commencement of operations for a period of up to three years from the date following any waiver or reimbursement by Aston to repay such amount to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.

     Under the Investment Advisory Agreement with the Trust, on behalf of the Fund, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     For the fiscal year ended October 31, 2007, the Adviser earned a gross advisory fee of $4,613 and waived the entire fee it earned and the Fund's subadviser reimbursed $43,689 to the Adviser. The Fund commenced operations on August 6, 2007.

     The Investment Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. Aston may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

     The Investment Advisory Agreement has an initial term ending December 31, 2008 with respect to the Fund and continues in effect for the Fund from year to year thereafter for so long as its continuation is approved at least annually
(a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board of Trustees.

     The Investment Advisory Agreement with Aston also provides that Aston shall have the authority subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Fund of the Trust and to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would also have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreement subject to approval of the Board of Trustees, but not shareholder approval.

     As described above, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the subadviser of the Fund.

     A discussion regarding the Board's basis for approving the Fund's Investment Advisory Agreement and Sub-Investment Advisory Agreements is available in the Fund's shareholder report dated October 31, 2007.

THE SUBADVISER

     As of July 20, 2007, Aston entered into a Sub-Investment Advisory Agreement with Neptune Investment Management Limited ("Neptune" or the "Subadviser").

     Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general oversight of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be provided by law or regulation, the Subadviser may, in its discretion and from time to time, waive a portion of its fee.

     The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

     For the services provided pursuant to the Sub-Investment Advisory Agreement, the Investment Adviser pays a fee computed daily and payable monthly, as follows:

                FUND                                      FEE
                ----                                      ---
Aston/Neptune International Fund...   50% of: Advisory Fee Less Expense
                                      Waivers/Reimbursements and Payments to
                                      Third-Party Intermediaries

     In addition, under certain circumstances, the Subadviser may be obligated to pay Aston in the event the above formula results in a negative amount.

NEPTUNE INVESTMENT MANAGEMENT LIMITED

     Neptune is the Subadviser for Aston/Neptune International Fund. Neptune is located at 1 Hammersmith Grove, London W60NB.


     The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of March 31, 2008.



                                                                   NUMBER OF        ASSETS
                                                                    ACCOUNTS       MANAGED
                                                                    MANAGED          WITH
                                                                      WITH         ADVISORY
                                                      TOTAL         ADVISORY         FEE
                                      NUMBER OF       ASSETS          FEE          BASED ON
                                       ACCOUNTS      MANAGED        BASED ON     PERFORMANCE
                                       MANAGED    (IN MILLIONS)   PERFORMANCE   (IN MILLIONS)
                                      ---------   -------------   -----------   -------------
ROBIN GEFFEN
Registered Investment Companies....        0                0          0               0
Other Pooled Investment Vehicles...        0                0          0               0
Other Accounts.....................       12         $3,791.2          2             $83

     Compensation. Compensation for the portfolio manager includes salary and discretionary annual bonuses. The portfolio manager also participates in standard company benefits including medical insurance, life insurance and pension contributions. The portfolio manager's incentive compensation is based on the performance of funds managed, the profitability of funds managed and the portfolio manager's other contributions to Neptune. Compensation due to the performance of the Fund is determined based on the Fund's performance relative to its peer group, weighted according to the quartile in which the Fund is ranked for the calendar year. The Fund's performance is reviewed over 1-, 3- and 5-years, with a greater weighting on performance within one year. Because a portion of the incentive compensation is based on the profitability of the Fund, the portfolio manager's compensation is partially based upon the value of assets held in the Fund. The portfolio manager also shares in the pre-tax profits of Neptune.

     Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. The company has adopted various procedures to manage potential conflicts including disclosure and consent, and adopting procedures designed to ensure fair treatment of all clients. The company may also manage potential conflicts of interest by establishing and maintaining a Chinese wall.

OWNERSHIP OF SECURITIES


The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager as of March 31, 2008.



                                                           DOLLAR RANGE OF
              FUND                 PORTFOLIO MANAGER   SECURITIES IN THE FUND
              ----                 -----------------   ----------------------
Aston/Neptune International Fund      Robin Geffen             $0


THE ADMINISTRATOR

     On November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), the Trust and the Board of Trustees assigned the Administration Agreement between the Aston Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the Aston Funds. The Administration Agreement was effective with regards to the Fund as of August 1, 2007.

     Under the Administration Agreement between Aston and the Fund, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund's expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

     The fee schedule to the Administration Agreement is as follows:

             AVERAGE DAILY NET ASSETS
PERCENTAGE   (AGGREGATE FUND COMPLEX)
----------   ------------------------
  0.0490%       Up to $7.4 billion
  0.0465%       Over $7.4 billion

     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

     The Fund paid the Administrator $5,845 for the fiscal year ended October 31, 2007. The Fund commenced operations on August 6, 2007.

THE SUBADMINISTRATOR

     PFPC Inc. ("PFPC" or the "Subadministrator"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Fund and Aston pursuant to a Subadministration and Accounting Services Agreement (the "Subadministration Agreement") between Aston and PFPC. On November 30, 2006, the Subadministration Agreement was assigned from AAIFS to Aston. The Subadministration Agreement was effective with regards to the Fund as of August 1, 2007.

     As Subadministrator, PFPC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

SUBADMINISTRATION FEES

     As compensation for services performed under the Subadministration Agreement, the Subadministrator receives an administration fee payable monthly at the annual rate of 0.022% of the average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE UNDERWRITER

     PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the "Distribution Agreement") under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis. The Distribution Agreement was effective with regard to the Fund as of August 1, 2007.

     After the initial one-year term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940
Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

     The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of the Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay amounts not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

     Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to the Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of the Fund. The Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund requires the approval of the Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

     To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.

REDEMPTION FEES

     The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with the Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Fund, sufficient information to impose a redemption fee on their customers' accounts.

     In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan;

(vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

     In addition to the circumstances noted in the preceding paragraph, the Fund's administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund and in accordance with the Fund's policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.


     Mayer Brown LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.



     Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois, 60606, is the Trust's independent registered public accounting firm.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Subadviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Subadviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Subadviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Fund. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to their customers. However, the Subadviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     The Subadviser effects portfolio transactions for other investment companies and advisory accounts. The Subadviser will attempt to equitably allocate portfolio transactions among the Fund and other funds in the Trust and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Subadviser, however, the results of such procedures will generally be in the best interest of each of the clients.

     For the fiscal year ended October 31, 2007, the Fund incurred $1,558 in brokerage commissions. The Fund commenced operations on August 6, 2007.

     The Investment Adviser and Subadviser or their affiliates compensate many intermediaries that distribute and/or service investors in the Fund for various services ("Intermediaries") out of their own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments are in addition to the payments by the Fund described in the Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or the Subadviser or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend the Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary. For several funds, revenue sharing differs for the same fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Fund's status on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Investment Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Fund to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed as long-term capital gain. Net short-term capital gains of the Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     Portfolio holdings for the Fund are made available quarterly upon the filing of annual and semi-annual shareholder reports and quarterly holding reports. Such filings are generally made within sixty (60) days of each fiscal quarter. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Fund's service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Trust's custodian, pricing services, fund accountants, Investment Adviser, Subadviser, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site.

     Disclosure of the Fund's portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     The Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

     The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, Class N and Class I shares have been authorized. The Class I shares and Class N shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class N shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to the Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for Class N shares of the Fund in regular accounts is $2,500. The minimum initial investment for Class N shares of the Fund in Individual Retirement Accounts, Education Savings Accounts and Uniform Gifts to Minor Accounts/ Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, the Subadviser of each respective Fund, the Administrator and their affiliates, as well as their spouses. The Trust reserves the right to waive the Fund's minimum initial investment for any reason. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums.

ANTI-MONEY LAUNDERING LAWS

     The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of the Fund is entitled to one full and fractional vote. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one fund, in which case the shareholders of all such funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Fund. The Trust Instrument provides that the Board of Trustees will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Fund entitled to vote. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Fund's custodian, Administrator, Subadministrator and transfer agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares. Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

     Notwithstanding the foregoing, the Investment Adviser, the Subadviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE


     The net asset value per share of the Fund is computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and Subadviser in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Fund may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

     In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

                               REDEMPTIONS-IN-KIND

     Larger redemptions may be detrimental to the Fund's existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable events for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

                                    DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

                              FEDERAL INCOME TAXES

     The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

FUND TAXATION

     The Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and 90% of its net tax-exempt income and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or securities of one or more qualified publicly traded partnerships.

     To the extent that the Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

     A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

     A Fund's investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

     The Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. As discussed above, these provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of income and excise taxes.

     If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

     Options held by the Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Fund are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the Fund receives an "excess distribution" with respect to the stock of a passive foreign investment company ("PFIC"), the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

     Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

SHAREHOLDER TAXATION

     Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. For taxable years beginning prior to January 1, 2011, distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate federal income tax rate of 15%, without regard to how long a shareholder has held shares of the Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by the Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Fund are not eligible for the dividends received deduction when distributed to the Fund's shareholders.

     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund's shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

     Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of dividends and distribution it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such a period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder's sale or exchange of the shares. In such case, the shareholder's tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

     When a shareholder opens an account, Internal Revenue Service (IRS) regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding under IRS regulations. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder's federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

FOREIGN TAXATION

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser and Subadviser intend to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules generally apply at the Fund level; thus the Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by the Fund, the source of the electing Fund's income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by the Fund to non-U.S. investors. Effective for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

     Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from "United States real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a "United States real property holding corporation." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 5% of a class of the Fund's shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. income tax return. To the extent a distribution to such a foreign shareholder is attributable directly or indirectly to gains from the sale or exchange of USRPIs recognized by a REIT in which the Fund invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. income tax filing obligations for the foreign shareholder.

                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

     From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS


     Because the Fund's Class N shares are new and do not have an operating history, no financial information is available. When an operating history is available, the information will be included in the Fund's annual and semi-annual reports and will be available upon request and without charge.


                                OTHER INFORMATION

     The prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's prospectus. Certain portions of the Registration Statement have been omitted from the prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES

Aston Funds
Neptune Investment Management Limited

                                   ASTON FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES

     1. Definitions.

     "Sub-Adviser" shall mean ABN AMRO Asset Management, Inc., Montag & Caldwell Inc., TAMRO Capital Partners, LLC, Veredus Asset Management LLC, River Road Asset Management, LLC, MFS Institutional Advisors Inc., Optimum Investment Advisors, LLC, Taplin, Canida & Habacht Inc., McDonnell Investment Management, LLC, Neptune Investment Management Limited, Resolution Investment Services Limited, Baring International Investment Limited, ClariVest Asset Management LLC, Cardinal Capital Management L.L.C., and Strategic Global Advisors, LLC. The term includes all sub-advisers to the Funds.

     "Sub-Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

     "Board" shall mean the Board of Trustees of Aston Funds.

     "Fund" shall mean a series of Aston Funds.

     "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

     "Trust" shall mean Aston Funds.

     2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

     3. Limitations on the Advisers' Responsibilities.

          (i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

          (ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

          (iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

          (iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

     4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

     5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

     6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Sub-Adviser shall review a Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

          (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

          (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Sub-Adviser to vote in the manner approved by the Board;

          (iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

          (iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

     7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

     8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

          (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

          (ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers' experience under these Proxy Voting Policies and Procedures and each Sub-Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

     9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

Amended: September 30, 2007

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                                   [ ] FUND(S)
                          PROXY VOTING QUARTERLY REPORT

     I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [ ] Fund(s):

     1. During the quarter ended [ ] there have been no issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

     2. During the quarter ended [ ] there have been no proxy votes taken by [Name of Adviser], on behalf of [ ] Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

     3. During the quarter ended [ ] there have been no material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.


                                        ----------------------------------------
                                        [               ]
                                        Compliance Officer

Dated:

        NEPTUNE INVESTMENT MANAGEMENT LIMITED ("NEPTUNE" OR "THE COMPANY"
                                  PROXY VOTING

                             POLICIES AND PROCEDURES

1.   BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be applied to ensure that such rights are exercised in a properly and timely exercised manner.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

2.   POLICY

Neptune's, policy for proxy voting, which it considers to be a vital component of its fiduciary duty to its clients, is to fulfill its responsibility for voting proxies for portfolio securities consistent in a manner with the best economic interests of its clients. Neptune maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Company's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents to the client or another party, Neptune will exercise discretionary voting authority over proxies issued on securities held in client accounts.

It is the policy of Neptune to vote, focused on the investment implications of each issue and in a manner that Neptune believes is in the best interests of its clients.

3.   RESPONSIBILITY

The Neptune Proxy Voting Policy Committee and its designated service provider, a provider which is advised by the specific funds custodian, have the responsibility for the implementation and monitoring of the Company's proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

4.   PROCEDURES

Neptune has adopted procedures to implement the Company's policy and conduct reviews to monitor and ensure the policy is observed, implemented properly and amended or updated, as appropriate. These procedures may be summarized as follows:

4.01 PROXY COMMITTEES

Neptune has established two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:

The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer, the Head of Research, the Chief Compliance Officer and the designated Proxy Officer. No less than annually, the Committee is responsible for reviewing the guidelines it has established amending them as required and reviewing the performance of its voting agents. Meetings may be called by any Committee member throughout the year, based on issues that arise.

The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Chief Compliance Officer, designated Investment Administration personnel and the Proxy Officer. No less than annually, the Committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

4.02 VOTING

The Proxy Voting Policy Committee is advised by the custodian of the fund's voting agent. Each voting agent provides analysis of proxy proposals, tracks and receives proxies for which Neptune's clients are entitled to vote and votes proxies pursuant to agreed upon guidelines. Neptune compiles and retains voting records. A Proxy Officer has been designated to coordinate communications between the Fund Administration personnel and each relevant voting agent. The Proxy Officer named is Philip Keiff.

The steps for reviewing and submitting votes are as follows:

     - The Proxy Officer reviews the voting agent's systems on a weekly basis during the proxy season.

     - The Proxy Officer prints copies of the upcoming voting agendas and the number of shares as noted by the voting agent as being held by Neptune.

     - The Proxy Officer reviews the voting agendas, determines if there are any issues to report to the relevant Portfolio Manager, documents evidence of their review of the agenda and maintains copies in a proxy file.

     - The Compliance Department will review, on a semi-annual basis, the Proxy Officer's proxy files to ensure there is evidence of review.

     - For each vote, the relevant Portfolio Manager reviews the number of shares held for reasonableness to ensure that the voting agent has an accurate record of the shares Neptune is responsible for voting. This process is facilitated by the Proxy Officer.

5.   VOTING GUIDELINES

In the absence of specific voting guidelines from the client, Neptune will vote proxies in the best interests of each particular client. Neptune's policy is to vote all proxies from a specific issuer the same way for each client in the absence of qualifying instructions or restrictions from a client. Clients are permitted to place reasonable restrictions on Neptune's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

6.   CONFLICTS OF INTEREST

Neptune has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the relevant Proxy Committee. In cases where Neptune believes there may be an actual or perceived conflict of interest, it seeks to address such conflicts in various ways, including the following:

     - Documenting fully the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

     - Requiring the approval of the Chief Compliance Officer prior to providing voting instructions to the voting agent;

     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

     -    Seeking legal counsel.

In situations where Neptune perceives a material conflict of interest, it may:

     -    Defer to the voting recommendation of the voting agent;

     - Vote pursuant to client direction (following disclosure of the conflict to the client),

     - Vote reflectively (in the same proportion and manner as other shareholders),

     -    Abstain from voting; or

     - Take such other action which, in the considered view of the Proxy Committee, protects the interests of its clients.

Circumstances necessitating such actions may include the voting of proxies on securities issued by Neptune or the voting of proxies where Neptune or its affiliates have a direct financial interest.

The Proxy Officer and the Compliance Department will identify any conflicts that exist between the interests of Neptune and the client by reviewing the relationship of Neptune with the issuer of each security to determine if Neptune or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

Neptune will maintain a record of the voting resolution of any conflict of interest.

7.   RECORDKEEPING

The Proxy Voting Policy Committee shall retain the following proxy records in accordance with the applicable regulator's five-year retention requirement.

     -    These policies and procedures and any amendments;

     -    Each proxy statement that Neptune receives;

     -    A record of each vote that Neptune casts;

     - Any document that Neptune created that was material to making a decision on how to vote proxies, or that documents that decision, including period reports to the Trustee/Depositary;

     - A copy of each written request from a client for information on how Neptune voted such client's proxies, and a copy of any written response.

8.   DISCLOSURE

     - Neptune will provide clients on request, a summary of its proxy voting policy and procedures, including a statement, if required, detailing how Neptune voted a client's proxies.

     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received Neptune's Policies and Procedures Document; or the Proxy Voting Policy Committee may send each client the amended Policies and Procedures Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

9.   CLIENT REQUESTS FOR INFORMATION

     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer, Karen Barker.

     - In response to any request, the Proxy Committee will prepare a written response to the client with the information requested and, as appropriate will include the name of the issuer, the proposal voted upon, and how Neptune voted the client's proxy with respect to each proposal about which client enquired.

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

(2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(4) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b)(1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c) Not applicable.

(d)(1) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.


(2) Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is filed herewith as Exhibit (d)(2).


(3) Form of Investment Advisory Agreement between the Trust and ABN AMRO Asset Management, Inc. is filed herewith as Exhibit (d)(3).

(4) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is filed herewith as Exhibit (d)(4).

(5) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is filed herewith as Exhibit (d)(5).

(6) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(7) Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(8) Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners,
LLC) is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(9) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Veredus Asset Management LLC is filed herewith as Exhibit (d)(9).

(10) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC is filed herewith as Exhibit (d)(10).

(11) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC is filed herewith as Exhibit (d)(11).

(12) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(13) Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.

(14) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 as filed November 30, 2006.


(15) Form of Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC filed herewith as Exhibit (d)(15).

(16) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 74 as filed November 30, 2006.

(17) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 74 as filed November 30, 2006.

(18) Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(19) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Resolution Investment Services Limited is incorporated by reference to Exhibit
(d)(19) to Post-Effective Amendment No. 86 as filed on October 15, 2007.

(20) Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(21) Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and ClariVest Asset Management, LLC is incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(22) Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Strategic Global Advisors, LLC is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(23) Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.


(24) Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is filed herewith as Exhibit (d)(24).


(25) Sub-Investment Advisory Agreement dated January 7, 2008 between Aston Asset Management LLC and Smart Portfolios, LLC is incorporated by reference to Exhibit
(d)(25) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(26) Sub-Investment Advisory Agreement dated January 9, 2008 between Aston Asset Management LLC and MB Investment Partners, Inc. is incorporated by reference to Exhibit (d)(26) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(e) (1) Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(6) Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(6).

(7) ABN AMRO Assignment Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

(8) Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(11) to Post-Effective Amendment No. 79 to the Registration Statement filed on March 27, 2007.

(9) Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f) Not applicable.

(g) (1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

(2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(3) Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(3).

(h) (1) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

(9) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(10) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(11) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(12) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(13) Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(13).

(14) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(15) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(16) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(17) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(18) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(19) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(20) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(21) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(22) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

(23) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(24) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(25) Form of Revised Schedule C to the Administration Agreement is filed herewith as Exhibit (h)(25).

(26) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(27) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(28) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(29) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(30) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(31) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(32) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(33) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(34) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(35) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(35).

(36) Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 97 to the Registration Statement filed on February 28, 2008.


(i) Opinion of Vedder Price P.C. is filed herewith as Exhibit(i).



(j) Consent of Certified Public Accountants is filed herewith as Exhibit(j).


(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


(4) Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 98 to the Registration Statement as filed on April 17, 2008.


(5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(6) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(9) Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(10) Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n) (1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit
(n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.


(6) Amended Schedule A to the 18f-3 Plan is incorporated by reference to Exhibit
(n)(6) of Post-Effective Amendment No. 98 to the Registration Statement as Filed on April 17, 2008.

(o) (1) Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.

(p) (1) Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(2) Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 96 to the Registration Statement filed on February 28, 2008.

(3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(4) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.


(5) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated by reference to Exhibit (p)(5) of Post-Effective
Amendment No. 98 to the Registration Statement filed on April 17, 2008.


(6) Amended Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.

(7) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

(8) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(9) Amended Code of Ethics of Aston Asset Management LLC is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(10) Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(11) Code of Ethics of Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(12) Code of Ethics of Neptune Investment Management Limited is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 84 as filed on July 31, 2007.

(13) Code of Ethics of Cardinal Capital Management, L.L.C. is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 89 as filed on October 31, 2007.

(14) Code of Ethics of ClariVest Asset Management, LLC is incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 89 as filed on October 31, 2007.

(15) Code of Ethics of Strategic Global Advisors, LLC is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 89 as filed on October 31, 2007.

(16) Code of Ethics of Baring International Investment Limited incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 89 as filed on October 31, 2007.

(17) Code of Ethics of New Century Capital Management, LLC is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(18) Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(19) Code of Ethics of MB Investment Partners, Inc. is incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(20) Code of Ethics of TAMRO Capital Partners is filed herewith as Exhibit
(p)(21) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Section 10.2 of the Registrant's Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

A. ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston") is a registered investment adviser providing investment management services to the Registrant.

The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).


                                         FORMER POSITION WITH
NAME                     PRINCIPAL OCCUPATION ABN AMRO ASSET MANAGEMENT, INC.
----                   --------------------------------------------------------
Stuart D. Bilton       Chairman and Chief Executive Officer Director
Kenneth C. Anderson    President Executive Vice President and Managing Director
Gerald F. Dillenburg   Senior Managing Director
Michael Mayhew         Managing Director


ITEM 27. PRINCIPAL UNDERWRITER.

(a) PFPC Distributors, Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

ADVISERS

Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

ABN AMRO Asset Management, Inc., 161 North Clark Street, Chicago, IL 60601

SUB-ADVISERS

Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts
02116

Montag & Caldwell, Inc. 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205

TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

McDonnell Investment Management, LLC, 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523

Taplin, Canida & Habacht Inc., 1001 Brickell Bay Dr., Suite 2100, Miami, FL
33131

Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Strategic Global Advisors, LLC, 100 Bayview Circle, Suite 500, Newport Beach, CA 92660

Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY.

New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521.

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington
98155.

MB Investment Partners, Inc., 825 Third Avenue, New York, New York 10022.

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT

PFPC Inc., 4400 Computer Drive, Westborough, MA 01581 and 99 High Street, Boston, MA 02110

DISTRIBUTOR

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 13th day of June, 2008.


                                        ASTON FUNDS
                                        (formerly known as ABN AMRO Funds)


                                        By: /s/ Kenneth C. Anderson
                                            -----------------------------------
                                            Kenneth C. Anderson, President &
                                            Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of ASTON FUNDS has been signed below by the following persons in the following capacity and on the 13th day of June, 2008.



Signature                                           Capacity
---------                               -------------------------------


Stuart D. Bilton*                       Chairman, Board of Trustees
-------------------------------------
Stuart D. Bilton


Nathan Shapiro*                         Trustee
-------------------------------------
Nathan Shapiro


Gregory T. Mutz*                        Trustee
-------------------------------------
Gregory T. Mutz


Leonard F. Amari*                       Trustee
-------------------------------------
Leonard F. Amari


Robert A. Kushner*                      Trustee
-------------------------------------
Robert A. Kushner


Robert B. Scherer*                      Trustee
-------------------------------------
Robert B. Scherer


Denis Springer*                         Trustee
-------------------------------------
Denis Springer


/s/ Kenneth C. Anderson                 President                          June 13, 2008
-------------------------------------   (Chief Executive Officer)
Kenneth C. Anderson


/s/ Gerald F. Dillenburg                Secretary, Treasurer and Senior    June 13, 2008
-------------------------------------   Vice President (Chief Financial
Gerald F. Dillenburg                    Officer, Chief Operating
                                        Officer and Chief Compliance
                                        Officer)


/s/ Gerald F. Dillenburg                Attorney-in-Fact                   June 13, 2008
-------------------------------------
Gerald F. Dillenburg


* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

                                  EXHIBIT INDEX


Exhibits   Description
--------   -----------
(d)(2)     Revised Schedules A and B to the Investment Advisory Agreement
           between the Trust and Aston Asset Management LLC.

(d)(3)     Form of Investment Advisory Agreement between the Trust and ABN AMRO
           Asset Management, Inc.

(d)(4)     Form of Sub-Investment Advisory Agreement between Aston Asset
           Management LLC and ABN AMRO Asset Management, Inc.

(d)(5)     Form of Sub-Investment Advisory Agreement between Aston Asset
           Management LLC and ABN AMRO Asset Management, Inc.

(d)(9)     Form of Sub-Investment Advisory Agreement between Aston Asset
           Management LLC and Veredus Asset Management LLC

(d)(10)    Form of Sub-Investment Advisory Agreement between Aston Asset
           Management LLC and River Road Asset Management, LLC

(d)(11)    Form of Sub-Investment Advisory Agreement between Aston Asset
           Management LLC and River Road Asset Management, LLC

(d)(15) Form of Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors,
           LLC

(d)(24) Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC

(e)(6)     Form of Revised Schedule A to the Distribution Agreement

(g)(3)     Form of Revised Exhibit A to the Custodian Services Agreement

(h)(13)    Form of Revised Exhibit A to the Transfer Agency Services Amendment

(h)(25)    Form of Revised Schedule C to the Administration Agreement

(h)(35)    Form of Revised Exhibit A to the Sub- Administration and Accounting
           Services Agreement

(i)        Opinion of Vedder Price P.C.

(j)        Consent of Certified Public Accountants